Description of the Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business	DESCRIPTION OF THE BUSINESS
Hydro One Limited (Hydro One or the Company) was incorporated on August 31, 2015, under the Business Corporations Act (Ontario). On October 31, 2015, the Company acquired Hydro One Inc., a company previously wholly-owned by the Province of Ontario (Province). At December 31, 2022, the Province held approximately 47.2% (2021 - 47.2%) of the common shares of Hydro One. The principal businesses of Hydro One are the transmission and distribution of electricity to customers within Ontario.
Rate Setting
The Company's transmission business consists of the transmission system operated by Hydro One Inc.’s subsidiaries, which include Hydro One Networks Inc. (Hydro One Networks) and Hydro One Sault Ste. Marie LP (HOSSM), as well as an approximately 66% interest in B2M Limited Partnership (B2M LP), and an approximately 55% interest in Niagara Reinforcement Limited Partnership (NRLP).
Hydro One’s distribution business consists of the distribution systems operated by Hydro One Inc.'s subsidiaries, Hydro One Networks, and Hydro One Remote Communities Inc. (Hydro One Remotes).
Transmission
On March 7, 2019, the Ontario Energy Board (OEB) issued its reconsideration decision (DTA Decision) with respect to Hydro One's rate-setting treatment of the benefits of the deferred tax asset (DTA) resulting from the transition from the payments in lieu of tax regime to tax payments under the federal and provincial tax regimes. On July 16, 2020, the Ontario Divisional Court rendered its decision (ODC Decision) on the Company's appeal of the OEB's DTA Decision. On April 8, 2021, the OEB rendered its decision and order (DTA Implementation Decision) regarding the recovery of the DTA amounts allocated to ratepayers for the 2017 to 2022 period. See Note 12 - Regulatory Assets and Liabilities for additional details.
On April 23, 2020, the OEB rendered its decision on Hydro One Networks' 2020-2022 transmission rate application (2020-2022 Transmission Decision). On July 16, 2020, the OEB issued its final rate order for the 2020-2022 transmission rates approving a revenue requirement of $1,630 million, $1,701 million and $1,772 million for 2020, 2021 and 2022, respectively. On July 30, 2020, the OEB issued its decision for Uniform Transmission Rates (UTRs). The 2020 UTRs that were put in place on an interim basis on January 1, 2020 continued for the remainder of 2020 in light of the COVID-19 pandemic. On December 17, 2020, the OEB issued its decision and order setting the final 2021 UTRs effective January 1, 2021, which included the approval of a two-year disposition period for Hydro One Network's 2020 foregone revenue including interest, beginning on January 1, 2021.
On July 31, 2019, B2M LP filed a transmission rate application for 2020-2024. On January 16, 2020, the OEB approved the 2020 base revenue requirement of $33 million, and a revenue cap escalator index for 2021 to 2024.
On October 25, 2019, NRLP filed its revenue cap incentive rate application for 2020-2024. On December 19, 2019, the OEB approved NRLP’s proposed 2020 revenue requirement of $9 million on an interim basis effective January 1, 2020. On April 9, 2020, final OEB approval was received.
HOSSM is under a 10-year deferred rebasing period for years 2017-2026, as approved in the OEB Mergers Acquisitions Amalgamations and Divestitures (MAAD) decision dated October 13, 2016.
On August 5, 2021 Hydro One Networks filed a custom joint rate application (JRAP) for 2023-2027 transmission and distribution rates. On November 29, 2022 the OEB approved the application and issued its rate order for 2023-2027 transmission rates approving revenue requirement for Hydro One Networks' Transmission Business of $1,952 million for 2023, $2,073 million for 2024, $2,168 million for 2025, $2,277 million for 2026 and $2,362 million for 2027.
Distribution
In March 2017, Hydro One Networks filed an application with the OEB for 2018-2022 distribution rates. On March 7, 2019, the OEB rendered its decision on the distribution rates application. In accordance with the OEB decision, the Company filed its draft rate order reflecting updated revenue requirements of $1,459 million for 2018, $1,498 million for 2019, $1,532 million for 2020, $1,578 million for 2021, and $1,624 million for 2022. On June 11, 2019, the OEB approved the rate order confirming these updated revenue requirements.
On August 28, 2017, Hydro One Remotes filed a distribution rate application for 2018-2022. On April 12, 2018 the OEB approved Hydro One Remotes' 2018 revenue requirement of $54 million effective May 1, 2018, with a price cap escalator index for 2019-2022.
On November 3, 2020, Hydro One Remote Communities filed an application with the OEB seeking approval for a 2% increase to 2020 base rates, effective May 1, 2021, which was subsequently updated to 2.2% in accordance with the OEB’s 2021 inflation parameters for electricity distributors issued on November 9, 2020. On March 25, 2021, the OEB approved Hydro One Remote Communities’ application for rates and other charges to be effective May 1, 2021.
On November 3, 2021, Hydro One Remotes filed an application with the OEB seeking approval for a 2.2% increase to 2021 base rates, effective May 1, 2022. The application was subsequently updated to request a 3.3% increase to 2021 base rates to reflect the OEB’s annually updated inflation parameters for electricity distributors for 2022. On March 24, 2022, the OEB approved the application for rates and other charges which became effective on May 1, 2022.
On August 5, 2021 Hydro One Networks filed a JRAP for 2023-2027 transmission and distribution rates. On November 29, 2022, as part of the approval of the JRAP application, the OEB issued its rate order for 2023-2027 distribution rates approving revenue requirement for Hydro One Networks' Distribution Business of $1,727 million for 2023, $1,813 million for 2024, $1,886 million for 2025, $1,985 million for 2026 and $2,071 million for 2027.